Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions
Related Party Transactions

21.Related Party Transactions

(a)Amount due from related parties

During the years ended December 31, 2015, 2016 and 2017, the Group paid on behalf of Jiangxi Tiangong Hi Tech Co., Ltd.(“Jiangxi Tiangong”), a related party that the Group’s subsidiary can exercise significant influence for nil, nil and RMB287.  Jiangxi Tiangong  paid off RMB249 in 2017. The Group has amount due from Jiangxi Tiangong for nil, nil and RMB38 as of December 31, 2015, 2016 and 2017, respectively.

(b)Amount due to related parties

During the years ended December 31, 2015, 2016 and 2017, the Group borrowed RMB18,000, nil and nil, respectively from Mr. Richard Rixue Li, the Group’s chairman and chief exercise officer, to fund working capital, among which RMB15,361, RMB320 and RMB1,025 were repaid during the years ended December 31, 2015, 2016 and 2017, respectively.  The Group has an amount due to Mr. Richard Rixue Li for RMB 2,639, RMB2,319 and RMB1,294 as of December 31,2015, 2016 and 2017, respectively. The amounts were unsecured, non-interest bearing and have no defined repayment term.

During the years ended December 31, 2015, 2016 and 2017, Yichun Chuaichuai Information Technology Co., Ltd (“Yichun Chuaichuai”), a related party that the Group’s subsidiary can exercise significant influence, purchased products in the amount of nil, nil and RMB1,712, respectively from the Group. Yichun made a prepayment of RMB2,885 to the Group for the purchase and the balance of the prepayment from Yichun Chuaichuai was RMB1,173 as of December 31, 2017.